Distribution Date: Dec 26, 2006
DISTRIBUTION PACKAGE
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Financial Security Assurance Inc.
Aurora Loan Services Inc
December 25, 2006
November 30, 2006
November 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
David Duclos
Account Administrator
617-603-6409
daivd.duclos@usbank.com
Distribution Date
26-Dec-06
Determination Date 18-Dec-06 Accrual Periods: Begin End
Record Date - X, P, R, C 30-Nov-06 Libor Certificates 11/25/2006 12/25/2006
Record Date - others 22-Dec-06 Others 11/1/2006 11/30/2006
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
1-A1A 5.40000% $354,124,000.00 $354,124,000.00 $740,580.90 $1,646,676.60 $2,387,257.50 0.00 $0.00 $353,383,419.10
1-A1BU 5.44000% $39,347,000.00 $39,347,000.00 $82,286.53 $184,318.84 $266,605.37 0.00 $0.00 $39,264,713.47
1-A2A1 5.49500% $115,000,000.00 $115,000,000.00 $0.00 $544,157.64 $544,157.64 0.00 $0.00 $115,000,000.00
1-A2A2U 5.47000% $46,758,000.00 $46,758,000.00 $0.00 $220,243.17 $220,243.17 0.00 $0.00 $46,758,000.00
1-A3A1 5.54500% $200,000,000.00 $200,000,000.00 $0.00 $954,972.22 $954,972.22 0.00 $0.00 $200,000,000.00
1-A3A2U 5.52000% $29,388,000.00 $29,388,000.00 $0.00 $139,690.96 $139,690.96 0.00 $0.00 $29,388,000.00
1-A3BU 5.49000% $60,813,000.00 $60,813,000.00 $0.00 $287,493.46 $287,493.46 0.00 $0.00 $60,813,000.00
2-A1U 5.52000% $120,530,000.00 $120,530,000.00 $102,792.08 $572,919.27 $675,711.35 0.00 $0.00 $120,427,207.92
2-A2U 5.54500% $80,352,000.00 $80,352,000.00 $68,526.91 $383,669.64 $452,196.55 0.00 $0.00 $80,283,473.09
M1 5.73000% $39,650,000.00 $39,650,000.00 $0.00 $195,639.71 $195,639.71 0.00 $0.00 $39,650,000.00
M2 5.75000% $20,003,000.00 $20,003,000.00 $0.00 $99,042.63 $99,042.63 0.00 $0.00 $20,003,000.00
M3 5.80000% $25,625,000.00 $25,625,000.00 $0.00 $127,982.64 $127,982.64 0.00 $0.00 $25,625,000.00
M4 5.86000% $13,019,000.00 $13,019,000.00 $0.00 $65,695.32 $65,695.32 0.00 $0.00 $13,019,000.00
M5 5.97000% $13,019,000.00 $13,019,000.00 $0.00 $66,928.51 $66,928.51 0.00 $0.00 $13,019,000.00
M6 6.43501% $4,734,000.00 $4,734,000.00 $0.00 $26,782.61 $26,782.61 0.00 $0.00 $4,734,000.00
M7 6.43501% $4,734,000.00 $4,734,000.00 $0.00 $28,209.38 $28,209.38 0.00 $0.00 $4,734,000.00
M8 6.43501% $4,734,000.00 $4,734,000.00 $0.00 $28,820.86 $28,820.86 0.00 $0.00 $4,734,000.00
M9 6.43501% $4,142,000.00 $4,142,000.00 $0.00 $25,216.73 $25,216.73 0.00 $0.00 $4,142,000.00
M10 6.43501% $1,775,000.00 $1,775,000.00 $0.00 $10,806.30 $10,806.30 0.00 $0.00 $1,775,000.00
X N/A $5,864,773.88 $5,864,773.88 $0.00 $896,148.24 $896,148.24 N/A N/A $5,918,058.87
P N/A $0.00 $0.00 $0.00 $31,564.20 $31,564.20 N/A N/A $0.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $1,183,611,773.88 $1,183,611,773.88 $994,186.42 $6,536,978.93 $7,531,165.35 $0.00 $0.00 $1,182,670,872.45
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
Payment Detail (Grantor Trust Certificates):
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (3)
Amount
Balance
1-A1B 5.44000% $39,347,000.00 $39,347,000.00 $82,286.53 $184,318.84 $266,605.37 N/A $0.00 $39,264,713.47
1-A2A2 5.47000% $46,758,000.00 $46,758,000.00 $0.00 $220,243.17 $220,243.17 N/A $0.00 $46,758,000.00
1-A3A2 5.52000% $29,388,000.00 $29,388,000.00 $0.00 $139,690.96 $139,690.96 N/A $0.00 $29,388,000.00
1-A3B 5.49000% $60,813,000.00 $60,813,000.00 $0.00 $287,493.46 $287,493.46 N/A $0.00 $60,813,000.00
2-A1 5.52000% $120,530,000.00 $120,530,000.00 $102,792.08 $572,919.27 $675,711.35 N/A $0.00 $120,427,207.92
2-A2 5.54500% $80,352,000.00 $80,352,000.00 $68,526.91 $383,669.64 $452,196.55 N/A $0.00 $80,283,473.09
(3) Deferred Int covered by Cap Deferred Int Agreement
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR7
STATEMENT TO CERTIFICATEHOLDERS

Contact:
David Duclos
Account Administrator
617-603-6409
daivd.duclos@usbank.com
Distribution Date
26-Dec-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR7
STATEMENT TO CERTIFICATEHOLDERS
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
1-A1A 39538CAA0 $1,000.00000000 $2.09130389 $4.65000000 $0.00000000 $997.90869611 LIBOR 5.32000%
1-A1BU GPMF06AR71A1BU $1,000.00000000 $2.09130378 $4.68444456 $0.00000000 $997.90869622 SWAP LIBOR 5.32000%
1-A2A1 39538CAC6 $1,000.00000000 $0.00000000 $4.73180557 $0.00000000 $1,000.00000000
1-A2A2U GPMF06AR71A2A2U $1,000.00000000 $0.00000000 $4.71027781 $0.00000000 $1,000.00000000
1-A3A1 39538CAE2 $1,000.00000000 $0.00000000 $4.77486110 $0.00000000 $1,000.00000000
1-A3A2U GPMF06AR71A3A2U $1,000.00000000 $0.00000000 $4.75333333 $0.00000000 $1,000.00000000
1-A3BU GPMF06AR71A3BU $1,000.00000000 $0.00000000 $4.72750004 $0.00000000 $1,000.00000000
2-A1U GPMF06AR72A1U $1,000.00000000 $0.85283398 $4.75333336 $0.00000000 $999.14716602
2-A2U GPMF06AR72A2U $1,000.00000000 $0.85283391 $4.77486111 $0.00000000 $999.14716609
M1 39538CAK8 $1,000.00000000 $0.00000000 $4.93416671 $0.00000000 $1,000.00000000
M2 39538CAL6 $1,000.00000000 $0.00000000 $4.95138879 $0.00000000 $1,000.00000000
M3 39538CAM4 $1,000.00000000 $0.00000000 $4.99444449 $0.00000000 $1,000.00000000
M4 39538CAN2 $1,000.00000000 $0.00000000 $5.04611107 $0.00000000 $1,000.00000000
M5 39538CAP7 $1,000.00000000 $0.00000000 $5.14083340 $0.00000000 $1,000.00000000
M6 39538CAQ5 $1,000.00000000 $0.00000000 $5.65750106 $0.00000000 $1,000.00000000
M7 39538CAR3 $1,000.00000000 $0.00000000 $5.95888889 $0.00000000 $1,000.00000000
M8 39538CAS1 $1,000.00000000 $0.00000000 $6.08805661 $0.00000000 $1,000.00000000
M9 39538CAT9 $1,000.00000000 $0.00000000 $6.08805649 $0.00000000 $1,000.00000000
M10 39538CAU6 $1,000.00000000 $0.00000000 $6.08805634 $0.00000000 $1,000.00000000
Amounts Per 1,000 (Grantor Trust Certificates):
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
1-A1B 39538CAB8 $1,000.00000000 $2.09130378 $4.68444456 $0.00000000 $997.90869622
1-A2A2 39538CAD4 $1,000.00000000 $0.00000000 $4.71027781 $0.00000000 $1,000.00000000
1-A3A2 39538CAF9 $1,000.00000000 $0.00000000 $4.75333333 $0.00000000 $1,000.00000000
1-A3B 39538CAG7 $1,000.00000000 $0.00000000 $4.72750004 $0.00000000 $1,000.00000000
2-A1 39538CAH5 $1,000.00000000 $0.85283398 $4.75333336 $0.00000000 $999.14716602
2-A2 39538CAJ1 $1,000.00000000 $0.85283391 $4.77486111 $0.00000000 $999.14716609

Contact:
David Duclos
Account Administrator
617-603-6409
daivd.duclos@usbank.com
Distribution Date
26-Dec-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR7
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
1-A1A 5.40000% $1,646,676.60 $0.00 $0.00 $0.00 $0.00 $0.00 $1,646,676.60 $0.00
1-A1BU 5.44000% $184,318.84 $0.00 $0.00 $0.00 $0.00 $0.00 $184,318.84 $0.00
1-A2A1 5.49500% $544,157.64 $0.00 $0.00 $0.00 $0.00 $0.00 $544,157.64 $0.00
1-A2A2U 5.47000% $220,243.17 $0.00 $0.00 $0.00 $0.00 $0.00 $220,243.17 $0.00
1-A3A1 5.54500% $954,972.22 $0.00 $0.00 $0.00 $0.00 $0.00 $954,972.22 $0.00
1-A3A2U 5.52000% $139,690.96 $0.00 $0.00 $0.00 $0.00 $0.00 $139,690.96 $0.00
1-A3BU 5.49000% $287,493.46 $0.00 $0.00 $0.00 $0.00 $0.00 $287,493.46 $0.00
2-A1U 5.52000% $572,919.27 $0.00 $0.00 $0.00 $0.00 $0.00 $572,919.27 $0.00
2-A2U 5.54500% $383,669.64 $0.00 $0.00 $0.00 $0.00 $0.00 $383,669.64 $0.00
M1 5.73000% $195,639.71 $0.00 $0.00 $0.00 $0.00 $0.00 $195,639.71 $0.00
M2 5.75000% $99,042.63 $0.00 $0.00 $0.00 $0.00 $0.00 $99,042.63 $0.00
M3 5.80000% $127,982.64 $0.00 $0.00 $0.00 $0.00 $0.00 $127,982.64 $0.00
M4 5.86000% $65,695.32 $0.00 $0.00 $0.00 $0.00 $0.00 $65,695.32 $0.00
M5 5.97000% $66,928.51 $0.00 $0.00 $0.00 $0.00 $0.00 $66,928.51 $0.00
M6 6.57000% $26,232.32 $0.00 $550.29 $550.29 $0.00 $0.00 $26,782.61 $0.00
M7 6.92000% $26,232.32 $0.00 $1,977.06 $1,977.06 $0.00 $0.00 $28,209.38 $0.00
M8 7.07000% $26,232.32 $0.00 $2,588.54 $2,588.54 $0.00 $0.00 $28,820.86 $0.00
M9 7.07000% $22,951.90 $0.00 $2,264.83 $2,264.83 $0.00 $0.00 $25,216.73 $0.00
M10 7.07000% $9,835.74 $0.00 $970.56 $970.56 $0.00 $0.00 $10,806.30 $0.00
Interest Detail (Grantor Trust Certificates):
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
1-A1B 5.4400% 184,318.84 0.00 0.00 0.00 0.00 N/A $184,318.84 0.00
1-A2A2 5.4700% 220,243.17 0.00 0.00 0.00 0.00 N/A $220,243.17 0.00
1-A3A2 5.5200% 139,690.96 0.00 0.00 0.00 0.00 N/A $139,690.96 0.00
1-A3B 5.4900% 287,493.46 0.00 0.00 0.00 0.00 N/A $287,493.46 0.00
2-A1 5.5200% 572,919.27 0.00 0.00 0.00 0.00 N/A $572,919.27 0.00
2-A2 5.5450% 383,669.64 0.00 0.00 0.00 0.00 N/A $383,669.64 0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic 2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic 2 Regular Interest payments to the Class X
(3) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)

Contact:
David Duclos
Account Administrator
617-603-6409
daivd.duclos@usbank.com
Distribution Date
26-Dec-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR7
STATEMENT TO CERTIFICATEHOLDERS
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
1-A1A $0.00 $0.00 $0.00 $0.00 $0.00
1-A1BU $0.00 $0.00 $0.00 $0.00 $0.00
1-A2A1 $0.00 $0.00 $0.00 $0.00 $0.00
1-A2A2U $0.00 $0.00 $0.00 $0.00 $0.00
1-A3A1 $0.00 $0.00 $0.00 $0.00 $0.00
1-A3A2U $0.00 $0.00 $0.00 $0.00 $0.00
1-A3BU $0.00 $0.00 $0.00 $0.00 $0.00
2-A1U $0.00 $0.00 $0.00 $0.00 $0.00
2-A2U $0.00 $0.00 $0.00 $0.00 $0.00
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00
M10 $0.00 $0.00 $0.00 $0.00 $0.00
Applied Loss Detail (Grantor Trust Certificates):
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
1-A1B 0.00 0.00 0.00 $0.00 0.00
1-A2A2 0.00 0.00 0.00 $0.00 0.00
1-A3A2 0.00 0.00 0.00 $0.00 0.00
1-A3B 0.00 0.00 0.00 $0.00 0.00
2-A1 0.00 0.00 0.00 $0.00 0.00
2-A2 0.00 0.00 0.00 $0.00 0.00

Contact:
David Duclos
Account Administrator
617-603-6409
daivd.duclos@usbank.com
Distribution Date
26-Dec-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR7
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Miscellaneous:
Group 1
Group 2
Total
Beginning Balance 0.00 Cumulative Recoveries 0.00 0.00 0.00
Deposit / Withdrawal : Income to X 0.00
Deposit : required deposit from waterfall 8,351.28 A) Advances required to be made by Servicer 2,276,134.03 532,572.05 2,808,706.08
Withdrawal: for Basis Risk shortfalls 8,351.28 B) Advances actually made by Servicer 2,276,134.03 532,572.05 2,808,706.08
Withdrawal: to X, any excess 0.00 C) Excess of A over B 0.00 0.00 0.00
Ending Balance 0.00
Cumulative Payments to following bonds:
Grantor Trust Accounts:
Class C 0.00
Available funds (A): Class X 896,148.24
Funds from Underlying bonds 2,041,940.86 Class R 0.00
Funds from Cap Provider under Deferred Interest Cap Agreements 0.00
2,041,940.86 Interest Remittance Amount 6,563,767.47
Distributions (B): Principal Remittance Amount 940,901.43
To Cap Provider, interest on Cap Deferred Interest Amount 0.00 Principal Distribution Amount 940,901.43
To Grantor Trust Certs, interest 1,788,335.34 Funds Shortfall 0.00
To Cap Provider, reimbursement of Cap Deferred Interest Amount 0.00
To Grantor Trust Certs, principal 253,605.52
Reconciliation:
2,041,940.86
Available funds (A):
Servicer remittance
7,536,233.10
(A) - (B): 0.00 Net Funds from Basis Risk account 0.00
7,536,233.10
Distributions (B):
Certificate Insurer Premium
5,067.75
Total interest distributed 6,536,978.93
Total principal distributed 994,186.42
Net Deposits to Basis Risk account 0.00
7,536,233.10
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
David Duclos
Account Administrator
617-603-6409
daivd.duclos@usbank.com
Distribution Date
26-Dec-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR7
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 5,918,058.87
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Target Overcollateralization Amount 5,918,058.87
B) Ending Collateral Balance 1,182,670,872.45 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.000% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency Rate 0.000%
E) Applicable Delinquency Event trigger limit 2.804%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
G) Original Collateral Balance 1,183,611,773.88 Excess available interest (A): 957,784.51
H) Cumulative Loss % ( F / G) 0.000%
I) Applicable Cumulative Loss Limit % (not applicable until December 2009) NA 1) as additional principal to certificates 53,284.99
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
A Trigger Event will occur if either (1) or (2) is True: 3) Basis Risk Payments 8,351.28
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (C>=E): NO 4) Remaining Amounts to X 896,148.24
For Distribution Dates prior to December 2012, 24.15% (B): 957,784.51
For Distribution Dates on or after December 2012, 30.15%
2) Cumultive Loss % exceeds applicable % (H > I)
NO (A)-(B): 0.00
NO
Stepdown Date:
Relevant information:
Senior Enhancement Percentage
11.609%
Senior Enhancement Percentage for purposes of Stepdown 11.609%
The later to occur of:
(x) the Distribution Date in December 2009
NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
(i) prior to the Distribution Date in December 2012, 29.01%
(ii) on or after the Distribution Date in December 2012, 23.21%
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Dec 26, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,183,611,773.88
4,412,926.16
3,472,024.73
0.00
1,182,670,872.45
393,624.45
3,449,492.15
569,809.56
0.00
0.00
4,412,926.16
6,935,897.49
372,130.02
3,472,024.73
0.00
0.00
0.00
0.00
3,091,742.74
31,564.20
0.00
7,536,233.10
3,341
3,333
0.9992050591
7.03193%
6.65465%
11.41106%
0.00
2,822
989,655,110.68
0.00
0.00
0.00
937,453.00
2
0
0.00
0.00
369,879.15
2,250.87
0.00
0.00
0.00
0.00
956,369,004.18
3,592,774.52
2,812,961.87
0.00
955,589,191.53
314,498.84
2,799,537.05
478,738.63
0.00
0.00
3,592,774.52
5,611,587.34
300,851.30
2,812,961.87
0.00
0.00
0.00
0.00
2,497,774.17
9,583.20
0.00
6,100,131.89
2,664
2,657
0.9991846111
7.04112%
6.66362%
11.40879%
0.00
2,259
801,591,429.98
0.00
0.00
0.00
290,004.59
1
0
0.00
0.00
298,865.62
1,985.68
0.00
0.00
0.00
0.00
227,242,769.70
820,151.64
659,062.86
0.00
227,081,680.92
79,125.61
649,955.10
91,070.93
0.00
0.00
820,151.64
1,324,310.15
71,278.72
659,062.86
0.00
0.00
0.00
0.00
593,968.57
21,981.00
0.00
1,436,101.21
677
676
0.9992911159
6.99328%
6.61688%
11.42059%
0.00
563
188,063,680.70
0.00
0.00
0.00
647,448.41
1
0
0.00
0.00
71,013.53
265.19
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
106 8,157,200.78 0.69% 82 6,344,461.78 0.66% 24 1,812,739.00 0.80%
100K to 199.99K
611 96,454,627.13 8.16% 475 75,831,042.44 7.94% 136 20,623,584.69 9.08%
200K to 299.99K
842 209,144,127.53 17.68% 665 165,146,702.88 17.28% 177 43,997,424.65 19.38%
300K to 399.99K
627 217,034,069.17 18.35% 499 173,003,419.09 18.10% 128 44,030,650.08 19.39%
400K to 499.99K
492 219,838,741.09 18.59% 392 175,300,222.38 18.34% 100 44,538,518.71 19.61%
500K to 599.99K
317 171,676,621.38 14.52% 259 140,226,578.90 14.67% 58 31,450,042.48 13.85%
600K to 699.99K
174 111,010,334.49 9.39% 150 95,575,236.33 10.00% 24 15,435,098.16 6.80%
700K to 799.99K
60 44,911,600.41 3.80% 49 36,680,569.23 3.84% 11 8,231,031.18 3.62%
800K to 899.99K
36 30,360,455.29 2.57% 27 22,487,899.18 2.35% 9 7,872,556.11 3.47%
900K to 999.99K
26 25,225,825.25 2.13% 21 20,415,184.53 2.14% 5 4,810,640.72 2.12%
1000K to 1099.99K
19 19,343,748.90 1.64% 16 16,326,594.98 1.71% 3 3,017,153.92 1.33%
1100K to 1199.99K
9 10,320,143.48 0.87% 9 10,320,143.48 1.08% 0 0.00 0.00%
1200K to 1299.99K
4 4,960,267.19 0.42% 3 3,698,025.97 0.39% 1 1,262,241.22 0.56%
1300K to 1399.99K
4 5,382,554.91 0.46% 4 5,382,554.91 0.56% 0 0.00 0.00%
1400K to 1499.99K
5 7,308,807.05 0.62% 5 7,308,807.05 0.76% 0 0.00 0.00%
1500K to 1599.99K
1 1,541,748.40 0.13% 1 1,541,748.40 0.16% 0 0.00 0.00%
Total
3,333
1,182,670,872.45
100.00%
2,657
955,589,191.53
100.00%
676
227,081,680.92
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
180.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
Balance

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1.00% - 1.49%
269 123,145,951.89 10.41% 218 100,421,969.28 10.51% 51 22,723,982.61 10.01%
1.50% - 1.99%
12 3,144,032.02 0.27% 8 2,018,267.72 0.21% 4 1,125,764.30 0.50%
2.00% - 2.49%
192 52,728,320.74 4.46% 141 39,646,019.26 4.15% 51 13,082,301.48 5.76%
2.50% - 2.99%
12 3,046,224.19 0.26% 9 2,235,393.29 0.23% 3 810,830.90 0.36%
3.00% - 3.49%
33 10,614,197.92 0.90% 28 9,339,076.99 0.98% 5 1,275,120.93 0.56%
4.00% - 4.49%
1 337,035.01 0.03% 1 337,035.01 0.04% 0 0.00 0.00%
7.00% - 7.49%
57 20,455,885.65 1.73% 41 14,955,276.38 1.57% 16 5,500,609.27 2.42%
7.50% - 7.99%
583 219,586,050.42 18.57% 477 186,290,155.04 19.49% 106 33,295,895.38 14.66%
8.00% - 8.49%
1,940 679,178,954.75 57.43% 1,548 543,967,698.53 56.92% 392 135,211,256.22 59.54%
8.50% - 8.99%
228 68,232,541.06 5.77% 181 54,469,567.02 5.70% 47 13,762,974.04 6.06%
9.00% - 9.49%
2 734,190.32 0.06% 1 441,244.53 0.05% 1 292,945.79 0.13%
9.50% - 9.99%
3 1,198,604.06 0.10% 3 1,198,604.06 0.13% 0 0.00 0.00%
10.00% - 10.49%
1 268,884.42 0.02% 1 268,884.42 0.03% 0 0.00 0.00%
Total
3,333
1,182,670,872.45
100.00%
2,657
955,589,191.53
100.00%
676
227,081,680.92
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.04%
Group 2 Weighted Average Rate: 6.99%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
366 134,597,269.62 11.38% 292 112,331,911.86 11.76% 74 22,265,357.76 9.80%
3.00% - 3.99%
2,957 1,044,220,047.52 88.29% 2,356 839,696,670.15 87.87% 601 204,523,377.37 90.07%
4.00% - 4.99%
10 3,853,555.31 0.33% 9 3,560,609.52 0.37% 1 292,945.79 0.13%
Total
3,333
1,182,670,872.45
100.00%
2,657
955,589,191.53
100.00%
676
227,081,680.92
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.32%
Group 2 Weighted Average Margin: 3.33%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
366 134,597,269.62 11.38% 292 112,331,911.86 11.76% 74 22,265,357.76 9.80%
3.00% - 3.99%
2,957 1,044,220,047.52 88.29% 2,356 839,696,670.15 87.87% 601 204,523,377.37 90.07%
4.00% - 4.99%
10 3,853,555.31 0.33% 9 3,560,609.52 0.37% 1 292,945.79 0.13%
Total
3,333
1,182,670,872.45
100.00%
2,657
955,589,191.53
100.00%
676
227,081,680.92
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.32%
Group 2 Weighted Average Lifetime Rate Floor: 3.33%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
9.00% - 9.99%
323 121,054,417.01 10.24% 258 98,488,834.19 10.31% 65 22,565,582.82 9.94%
12.00% - 12.99%
3,010 1,061,616,455.44 89.76% 2,399 857,100,357.34 89.69% 611 204,516,098.10 90.06%
Total
3,333
1,182,670,872.45
100.00%
2,657
955,589,191.53
100.00%
676
227,081,680.92
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.79%
Group 2 Weighted Average Lifetime Rate Ceiling: 11.80%

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1
3,333 1,182,670,872.45 100.00% 2,657 955,589,191.53 100.00% 676 227,081,680.92 100.00%
Total
3,333
1,182,670,872.45
100.00%
2,657
955,589,191.53
100.00%
676
227,081,680.92
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
12
3,333 1,182,670,872.45 100.00% 2,657 955,589,191.53 100.00% 676 227,081,680.92 100.00%
Total
3,333
1,182,670,872.45
100.00%
2,657
955,589,191.53
100.00%
676
227,081,680.92
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Month LIBOR
356 104,506,361.62 8.84% 284 83,944,730.33 8.78% 72 20,561,631.29 9.05%
1 Year MTA
2,977 1,078,164,510.83 91.16% 2,373 871,644,461.20 91.22% 604 206,520,049.63 90.95%
Total
3,333
1,182,670,872.45
100.00%
2,657
955,589,191.53
100.00%
676
227,081,680.92
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
164 61,240,182.90 5.18% 132 50,629,061.47 5.30% 32 10,611,121.43 4.67%
3 Units
58 24,329,179.89 2.06% 44 17,970,903.96 1.88% 14 6,358,275.93 2.80%
4 Units
112 44,493,349.43 3.76% 86 34,188,721.45 3.58% 26 10,304,627.98 4.54%
Condominium
14 4,995,534.94 0.42% 12 4,251,589.01 0.44% 2 743,945.93 0.33%
Cooperative
1 120,151.09 0.01% 1 120,151.09 0.01% 0 0.00 0.00%
High Rise Condo
57 21,242,123.45 1.80% 51 19,398,106.80 2.03% 6 1,844,016.65 0.81%
Low Rise Condo
302 77,578,821.09 6.56% 234 60,759,837.18 6.36% 68 16,818,983.91 7.41%
Mid Rise Condo
24 6,344,181.97 0.54% 19 4,878,657.49 0.51% 5 1,465,524.48 0.65%
Planned Unit Development
619 214,899,054.78 18.17% 488 170,419,224.87 17.83% 131 44,479,829.91 19.59%
Single Family
1,982 727,428,292.91 61.51% 1,590 592,972,938.21 62.05% 392 134,455,354.70 59.21%
Total
3,333
1,182,670,872.45
100.00%
2,657
955,589,191.53
100.00%
676
227,081,680.92
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2006
3,333 1,182,670,872.45 100.00% 2,657 955,589,191.53 100.00% 676 227,081,680.92 100.00%
Total
3,333
1,182,670,872.45
100.00%
2,657
955,589,191.53
100.00%
676
227,081,680.92
100.00%
Year of First Payment Date
Year

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00%-14.99%
1 63,262.09 0.01% 1 63,262.09 0.01% 0 0.00 0.00%
25.00%-29.99%
4 686,077.84 0.06% 3 480,118.00 0.05% 1 205,959.84 0.09%
30.00%-34.99%
3 978,703.50 0.08% 2 478,437.64 0.05% 1 500,265.86 0.22%
35.00%-39.99%
7 1,738,284.92 0.15% 5 1,206,891.43 0.13% 2 531,393.49 0.23%
40.00%-44.99%
8 2,415,351.36 0.20% 8 2,415,351.36 0.25% 0 0.00 0.00%
45.00%-49.99%
12 3,187,816.67 0.27% 10 2,530,154.98 0.26% 2 657,661.69 0.29%
50.00%-54.99%
23 5,931,165.29 0.50% 19 4,671,173.51 0.49% 4 1,259,991.78 0.55%
55.00%-59.99%
31 9,187,680.38 0.78% 27 7,695,201.06 0.81% 4 1,492,479.32 0.66%
60.00%-64.99%
48 13,867,442.34 1.17% 32 10,533,486.85 1.10% 16 3,333,955.49 1.47%
65.00%-69.99%
101 40,505,271.38 3.42% 90 36,101,170.81 3.78% 11 4,404,100.57 1.94%
70.00%-74.99%
195 87,026,945.74 7.36% 163 72,422,569.89 7.58% 32 14,604,375.85 6.43%
75.00%-79.99%
696 246,395,598.87 20.83% 568 203,845,801.57 21.33% 128 42,549,797.30 18.74%
80.00%-84.99%
2,106 743,770,831.92 62.89% 1,659 593,527,359.10 62.11% 447 150,243,472.82 66.16%
85.00%-89.99%
35 10,782,547.77 0.91% 25 8,546,957.12 0.89% 10 2,235,590.65 0.98%
90.00%-94.99%
57 14,327,270.54 1.21% 41 9,785,246.42 1.02% 16 4,542,024.12 2.00%
95.00%-99.99%
6 1,806,621.84 0.15% 4 1,286,009.70 0.13% 2 520,612.14 0.23%
Total
3,333
1,182,670,872.45
100.00%
2,657
955,589,191.53
100.00%
676
227,081,680.92
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 78
Group 2 Weighted Average LTV: 78
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,367 809,362,524.91 68.44% 1,891 656,065,895.42 68.66% 476 153,296,629.49 67.51%
457 - 480
966 373,308,347.54 31.56% 766 299,523,296.11 31.34% 200 73,785,051.43 32.49%
Total
3,333
1,182,670,872.45
100.00%
2,657
955,589,191.53
100.00%
676
227,081,680.92
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 396
Group 2 Weighted Average Remaining Amortization Months: 397
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,367 809,362,524.91 68.44% 1,891 656,065,895.42 68.66% 476 153,296,629.49 67.51%
457 - 480
966 373,308,347.54 31.56% 766 299,523,296.11 31.34% 200 73,785,051.43 32.49%
Total
3,333
1,182,670,872.45
100.00%
2,657
955,589,191.53
100.00%
676
227,081,680.92
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 396
Group 2 Weighted Average Remaining Months: 397

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,367 809,362,524.91 68.44% 1,891 656,065,895.42 68.66% 476 153,296,629.49 67.51%
457 - 480
966 373,308,347.54 31.56% 766 299,523,296.11 31.34% 200 73,785,051.43 32.49%
Total
3,333
1,182,670,872.45
100.00%
2,657
955,589,191.53
100.00%
676
227,081,680.92
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 398
Group 2 Weighted Average Original Amortization Months: 399
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,367 809,362,524.91 68.44% 1,891 656,065,895.42 68.66% 476 153,296,629.49 67.51%
457 - 480
966 373,308,347.54 31.56% 766 299,523,296.11 31.34% 200 73,785,051.43 32.49%
Total
3,333
1,182,670,872.45
100.00%
2,657
955,589,191.53
100.00%
676
227,081,680.92
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 398
Group 2 Weighted Average Original Remaining Months: 399

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
1 375,575.91 0.03% 1 375,575.91 0.04% 0 0.00 0.00%
ARIZONA
201 51,827,538.38 4.38% 168 43,473,687.73 4.55% 33 8,353,850.65 3.68%
CALIFORNIA
1,525 679,931,544.59 57.49% 1,189 535,962,298.07 56.09% 336 143,969,246.52 63.40%
COLORADO
53 14,348,990.44 1.21% 45 12,485,801.64 1.31% 8 1,863,188.80 0.82%
CONNECTICUT
6 2,047,051.51 0.17% 5 1,877,605.43 0.20% 1 169,446.08 0.07%
DELAWARE
4 771,300.89 0.07% 4 771,300.89 0.08% 0 0.00 0.00%
DISTRICT OF COLUMBIA
7 2,257,297.41 0.19% 6 1,918,353.59 0.20% 1 338,943.82 0.15%
FLORIDA
281 73,987,371.38 6.26% 208 56,900,881.14 5.95% 73 17,086,490.24 7.52%
GEORGIA
47 10,698,606.37 0.90% 29 6,410,943.33 0.67% 18 4,287,663.04 1.89%
IDAHO
27 6,177,760.64 0.52% 21 5,334,448.19 0.56% 6 843,312.45 0.37%
ILLINOIS
46 11,427,327.53 0.97% 45 11,251,102.18 1.18% 1 176,225.35 0.08%
INDIANA
2 172,971.27 0.01% 2 172,971.27 0.02% 0 0.00 0.00%
IOWA
1 71,816.50 0.01% 1 71,816.50 0.01% 0 0.00 0.00%
KENTUCKY
1 130,208.80 0.01% 1 130,208.80 0.01% 0 0.00 0.00%
LOUISIANA
5 883,923.07 0.07% 4 694,947.28 0.07% 1 188,975.79 0.08%
MARYLAND
58 18,544,104.29 1.57% 58 18,544,104.29 1.94% 0 0.00 0.00%
MASSACHUSETTS
40 13,378,336.85 1.13% 38 12,765,537.00 1.34% 2 612,799.85 0.27%
MICHIGAN
24 5,645,720.33 0.48% 11 3,019,127.57 0.32% 13 2,626,592.76 1.16%
MINNESOTA
48 10,825,399.31 0.92% 45 10,296,801.89 1.08% 3 528,597.42 0.23%
MISSOURI
23 3,311,442.78 0.28% 17 2,665,328.99 0.28% 6 646,113.79 0.28%
MONTANA
4 1,757,924.64 0.15% 4 1,757,924.64 0.18% 0 0.00 0.00%
NEVADA
135 41,055,661.45 3.47% 102 31,597,002.19 3.31% 33 9,458,659.26 4.17%
NEW JERSEY
110 39,027,261.92 3.30% 110 39,027,261.92 4.08% 0 0.00 0.00%
NEW MEXICO
23 5,201,199.32 0.44% 23 5,201,199.32 0.54% 0 0.00 0.00%
NEW YORK
60 27,962,529.06 2.36% 59 27,491,486.99 2.88% 1 471,042.07 0.21%
NORTH CAROLINA
19 4,058,948.73 0.34% 19 4,058,948.73 0.42% 0 0.00 0.00%
NORTH DAKOTA
1 96,459.17 0.01% 0 0.00 0.00% 1 96,459.17 0.04%
OHIO
20 3,135,683.15 0.27% 13 2,130,276.97 0.22% 7 1,005,406.18 0.44%
OKLAHOMA
7 525,178.20 0.04% 5 373,140.19 0.04% 2 152,038.01 0.07%
OREGON
89 27,298,231.52 2.31% 71 23,147,086.03 2.42% 18 4,151,145.49 1.83%
PENNSYLVANIA
26 5,723,554.83 0.48% 14 2,615,376.92 0.27% 12 3,108,177.91 1.37%
RHODE ISLAND
1 255,579.20 0.02% 1 255,579.20 0.03% 0 0.00 0.00%
SOUTH CAROLINA
2 622,932.37 0.05% 2 622,932.37 0.07% 0 0.00 0.00%
TENNESSEE
20 3,652,325.46 0.31% 13 2,828,195.55 0.30% 7 824,129.91 0.36%
TEXAS
52 11,205,566.06 0.95% 37 8,069,523.28 0.84% 15 3,136,042.78 1.38%
UTAH
60 13,955,921.02 1.18% 42 8,980,850.58 0.94% 18 4,975,070.44 2.19%
VIRGINIA
62 21,896,884.18 1.85% 56 19,775,091.16 2.07% 6 2,121,793.02 0.93%
WASHINGTON
241 68,303,130.79 5.78% 187 52,412,860.67 5.48% 54 15,890,270.12 7.00%
WISCONSIN
1 121,613.13 0.01% 1 121,613.13 0.01% 0 0.00 0.00%
Total
3,333
1,182,670,872.45
100.00%
2,657
955,589,191.53
100.00%
676
227,081,680.92
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
WASHINGTON
ARIZONA
NEW JERSEY
NEVADA
NEW YORK
OREGON
VIRGINIA
MARYLAND
MASSACHUSETTS
COLORADO
ILLINOIS
MINNESOTA
UTAH
TEXAS
GEORGIA
IDAHO
NEW MEXICO
NORTH CAROLINA
MICHIGAN
TENNESSEE
MISSOURI
PENNSYLVANIA
OHIO
DISTRICT OF
COLUMBIA
CONNECTICUT
MONTANA
DELAWARE
LOUISIANA
SOUTH CAROLINA
ALABAMA
OKLAHOMA
RHODE ISLAND
INDIANA
KENTUCKY
WISCONSIN
IOWA
%
Collateral Balance Distribution by State
GROUP 1
0
10
20
30
40
50
60
70
CALIFORNIA
FLORIDA
WASHINGTON
NEVADA
ARIZONA
UTAH
GEORGIA
OREGON
TEXAS
PENNSYLVANIA
MICHIGAN
VIRGINIA
COLORADO
OHIO
IDAHO
TENNESSEE
MISSOURI
MASSACHUSETTS
MINNESOTA
NEW YORK
DISTRICT OF
COLUMBIA
LOUISIANA
ILLINOIS
CONNECTICUT
OKLAHOMA
NORTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,332
1,182,172,780.67
99.96%
1,179,708,166.15
1
498,091.78
0.04%
496,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,333
1,182,670,872.45
1,180,204,166.15
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,332
1,182,172,780.67
99.96%
1,179,708,166.15
1
498,091.78
0.04%
496,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,333
1,182,670,872.45
100.00%
1,180,204,166.15
All Groups
Current
30 - 59
days
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,656
955,091,099.75
99.95%
953,083,866.47
1
498,091.78
0.05%
496,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,657
955,589,191.53
953,579,866.47
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,656
955,091,099.75
99.95%
953,083,866.47
1
498,091.78
0.05%
496,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,657
955,589,191.53
100.00%
953,579,866.47
Group 1
Current
30 - 59 days
Current 99.9%
30 - 59 days 0.1%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
676
227,081,680.92
100.00%
226,624,299.68
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
676
227,081,680.92
226,624,299.68
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
676
227,081,680.92
100.00%
226,624,299.68
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
676
227,081,680.92
100.00%
226,624,299.68
Group 2
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
1 498,091.78 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
1
498,091.78
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
1
498,091.78
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
1
498,091.78
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
1 498,091.78 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
1
498,091.78
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
1
498,091.78
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
1
498,091.78
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
Group 2
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
December 2006
Count
Balance ($)
30 - 59 days
1 498,091.78
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
12
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
December 2006
Count
Balance ($)
30 - 59 days
1 498,091.78
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
12
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Dec 26, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Group 1
Group 2
Total
Current
4.04%
3,278,275.68
3.84%
741,026.03
4.00%
4,019,301.71
Life CPR
4.04% 3.84% 4.00%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
12
/1
/2
00
6
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
12
/1
/2
00
6
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
12
/1
/2
00
6
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
12
/1
/2
00
6
Group 1
Group 2
Total
Amount ($)

Distribution Date: Dec 26, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Dec 26, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Dec 26, 2006
REO LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
7 2,790,400.00 2,799,537.05 0.00 956,369,004.18
GROUP 2
1 646,500.00 649,955.10 0.00 227,242,769.70
TOTAL:
8
3,436,900.00
3,449,492.15
0.00
0.29%
99.71%
1
0.29%
99.71%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
120170568 536,000.00 542,412.49 543,909.07 0.00 0.00 0.00 Voluntary PIF
11/28/2006
0.00 7.125%
0.00
122877954 217,000.00 216,482.87 217,273.23 0.00 0.00 0.00 Voluntary PIF
11/27/2006
0.00 8.250%
0.00
122881493 290,400.00 290,004.59 291,118.96 0.00 0.00 0.00 Voluntary PIF
11/20/2006
0.00 8.250%
9,583.20
122886336 420,000.00 416,839.58 418,180.78 0.00 0.00 0.00 Voluntary PIF
11/20/2006
0.00 7.750%
0.00
122886724 720,000.00 718,284.20 720,906.60 0.00 0.00 0.00 Voluntary PIF
11/13/2006
0.00 8.250%
0.00
122893860 352,000.00 351,225.18 352,315.28 0.00 0.00 0.00 Voluntary PIF
11/27/2006
0.00 7.875%
0.00
122895964 255,000.00 255,127.96 255,833.13 0.00 0.00 0.00 Voluntary PIF
11/21/2006
0.00 7.750%
0.00
Total:
7
2,790,400.00
2,790,376.87
0.00
2,799,537.05
0.00
0.00
0.00
9,583.20
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
122970700 646,500.00 647,448.41 649,955.10 0.00 0.00 0.00 Voluntary PIF
11/30/2006
0.00 8.500%
21,981.00
Total:
1
646,500.00
647,448.41
0.00
649,955.10
0.00
0.00
0.00
21,981.00

Distribution Date: Dec 26, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2006-AR7
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #